Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue [Abstract]
Deferred Revenue

	December 31,
	2011	2012

Deferred revenue - current:
Deferred revenue from customers (i)	$8,356	$14,915
Deferred revenue for system
development services (ii)	3,006	1,102
Deferred subsidy income (iii)	517	4,093
Deferred license fee (iv)	210	210
Deferred reimbursement of ADS
depositary service (v)	-	729
Total deferred revenue - current	$12,089	$21,049
Deferred revenue - noncurrent
Deferred license fee (iv)	$1,853	$1,654
Deferred revenue for system
development services (ii)	-	408
Deferred subsidy income (iii)	1,589	3,059
Deferred reimbursement of ADS
depositary service (v)	1,671	1,641
Total deferred revenue - noncurrent	$5,113	$6,762

(i)	Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players before the in-game currency were consumed.

(ii)	Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers' inspection and acceptance.

(iii)	The Group received prepayments from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.

(iv)	Deferred license fee was related to the nonmonetary transaction as described in Note 8(v).

(v)	Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the ADS contract term.